Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Derivative financial instruments
Derivative financial instruments	Derivative financial instruments
Inter engages in operations involving financial derivative instruments in the institution's risk management, as well as to meet the demands of its customers. These operations involve swaps, indices, and terms derivatives.
a.Derivative financial instruments – adjustment to fair value by maturity

	Notional	Amortized cost	Fair value	Up to 3 months	3 months to 1 year	1 year to 3 years	Above 3 years	12/31/2023	12/31/2022
Assets
Forward derivatives	6,289	4,213	4,213	2,944	1,269	—	—	4,213	—
Future derivatives	121,817	25	25	—	—	25	—	25	—
Total assets	128,106	4,238	4,238	2,944	1,269	25	—	4,238	—

Liabilities
Swap derivatives	40,500	(14,665)	(14,665)	—	(9,583)	(5,082)	—	(14,665)	(37,502)
Forward derivatives	20,038	(398)	(398)	(295)	(103)	—	—	(398)	(266)
Future derivatives	6,338,007	—	—	—	—	—	—	—	—
Total liabilities	6,398,545	(15,063)	(15,063)	(295)	(9,686)	(5,082)	—	(15,063)	(37,768)

Net effect	6,526,651	(10,825)	(10,825)	2,649	(8,417)	(5,057)	—	(10,825)	(37,768)
b.Forward and swap contracts – notional value

	Up to 3 months	3 months to 1 year	1 year to 3 years	Above 3 years	12/31/2023	12/31/2022
Long position	113,584	29,596	—	2,860	146,040	10,314
Forward derivatives	20,403	3,820	—	—	24,223	—
Future derivatives	93,181	25,776	—	2,860	121,817	10,314

Short position	929,624	981,600	2,231,995	2,237,392	6,380,611	681,478
Swap derivatives	—	27,000	13,500	—	40,500	78,000
Forward derivatives	—	2,103	—	—	2,103	—
Future derivatives	929,624	952,497	2,218,495	2,237,392	6,338,008	603,478
Total	1,043,208	1,011,196	2,231,995	2,240,252	6,526,651	691,792
Swap derivatives: The swaps were carried out with the purpose of mitigating the market risk associated with the mismatch between the indexes of the mortgage loan portfolio and the indexes of the funding portfolio. As of December 31, 2023, Inter had swap contracts in which one leg is indexed to CDI and the other leg is indexed IGP-M, with deposit of guarantee margin and recognized at their fair value.
Forward derivatives: Forward derivatives were carried out both to mitigate the market risks arising from Inter's exposure and to meet specific customer demands. Forward derivatives consider the purchase or sale of a certain asset based on a previously agreed price, with settlement at a future date.
Futures derivatives: Futures derivatives were entered into with the aim of mitigating (i) the risks arising from exposures linked to the exchange rate, including investments abroad, as well as (ii) the risks arising from the mismatch of interest rates on asset positions and funding rates.
Transactions involving derivative financial instruments (futures, currency forwards and swaps) are held in custody at B3 S.A. – Brasil, Bolsa, Balcão.
c.Hedge accounting - exposure
Inter applies hedge accounting for certain of its loans and advances to customers. Inter’s swaps are classified as hedging instruments in a Fair Value Hedge hedging the risks related to a portion of the real estate portfolio which is indexed to inflation rates. The hedged contracts from the real estate portfolio are measured at fair value in relation to the specific risk of being hedged.
Inter uses financial instruments to mitigate the impact of exchange rate variations on foreign investments in its accounting. Effective gains and losses on these instruments are recognized in a specific equity account in other comprehensive income, net of tax effects, and are only transferred to profit or loss in the event of hedge ineffectiveness or partial/total sale of the operation abroad. Ineffective hedge losses are recognized directly in profit or loss.

	12/31/2023	12/31/2022
Hedge instruments	5,811,750	133,789
Future DI (a)	3,755,670	—
IPCA (c)	1,728,330
Future dollar (b)	256,589	—
Swap (c)	71,161	133,789

Hedge object	5,826,436	132,981
Loans (a)	3,761,467	—
Investment abroad (b)	262,947	—
Real estate loans (c)	1,802,022	132,981

(a)    Refers to loan portfolios, including advance FGTS withdrawals and payroll loans;
(b)    Used to protect investments in subsidiaries abroad.
(c)    Refers to the real estate loan portfolio